Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	December 31, 2024	December 31, 2023

Cash and banks	137,653	291,194
Interest earning bank deposits	220,781	132,072
	358,434	423,266